Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 643,619	$ 746,423
Short-term investments	239,216	75,095
Accounts receivable, net of allowances for doubtful accounts of $9,262 and $8,791, respectively (include due from CRIC of $2,010 and $6,103 as of December 31, 2010 and 2009, respectively)	89,843	74,999
Prepaid expenses and other current assets	35,981	22,381
Total current assets	1,008,659	918,898
Property and equipment, net	33,289	23,022
Equity investments	508,113	580,606
Intangible assets, net	1,524	3,690
Goodwill	84,050	84,050
Other assets	455	3,576
Total assets	1,636,090	1,613,842
Current liabilities:
Accounts payable	3,963	1,918
Accrued liabilities	96,192	81,712
Income taxes payable	17,011	14,526
Deferred revenue	31,858	27,258
Convertible debt	99,000	99,000
Total current liabilities	248,024	224,414
Long-term liabilities:
Deferred revenue	145,274	164,019
Other liabilities	2,266	2,710
Total long-term liabilities	147,540	166,729
Total liabilities	395,564	391,143
Commitments and contingencies (Note 16)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 shares authorized; 61,775 and 60,919 shares issued and outstanding as of December 31, 2010 and 2009, respectively	8,216	8,102
Additional paid-in capital	596,110	571,024
Accumulated other comprehensive income	63,612	52,137
Retained earnings	571,370	590,464
Total SINA shareholders' equity	1,239,308	1,221,727
Noncontrolling interests	1,218	972
Total shareholders' equity	1,240,526	1,222,699
Total liabilities and shareholders' equity	$ 1,636,090	$ 1,613,842